Financial Result (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Result
Finance income	€ 3,021	€ 16,597
thereof: fair value changes		17,369
thereof: foreign currency exchange gains / (losses) on financial instruments	1,542	(1,019)
thereof: reversal of expected credit losses		124
thereof: other interest income	1,479
Finance expenses	(258,739)	(931)
thereof: fair value changes	(258,337)	(67)
thereof: interest portion of lease payments	(292)	(230)
thereof: expected credit losses	(29)	(87)
thereof: other interest expenses	(81)
Financial result	€ (255,718)	€ 15,666